Related Party Transactions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Line Items]
Repayment of unsecured promissory note		$ 275,000	$ 275,000
Accrued interest - related party		$ (4,746)
Advisory service period			2 years
General and administrative expenses			$ 180,000
Prior to expiry of advisory period			60 days
Lucius Partners LLC [Member]
Related Party Transactions [Line Items]
Repayment of unsecured promissory note			$ 275,000
Accrued interest - related party			9,584
First Year of Advisory Services [Member]
Related Party Transactions [Line Items]
Paid a cash fee			180,000
Second Year of Advisory Services [Member]
Related Party Transactions [Line Items]
Paid a cash fee			$ 45,000